The Company and Basis of Presentation (Details Narrative) - USD ($)	Mar. 31, 2021	Feb. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets	$ 12,116,000		$ 7,570,000	$ 7,448,000
Accounts receivable	$ 911,000		$ 1,199,000	$ 876,000
SRAX [Member]
Assets		$ 6,000,000
Accounts receivable		$ 600,000